Stockholders' Equity (Details) - Details1 - USD ($)										1 Months Ended		3 Months Ended		12 Months Ended
	Nov. 30, 2023	Jul. 24, 2023	Jul. 14, 2023	Jun. 30, 2023	Apr. 30, 2022	Apr. 29, 2022	Apr. 26, 2022	Feb. 02, 2022	Jan. 10, 2022	Feb. 20, 2024	Apr. 25, 2022	Mar. 31, 2024	May 02, 2022	Dec. 31, 2023	Dec. 31, 2022	May 06, 2024	Jul. 16, 2023
Stockholders’ Equity [Line Items]
Closing price of common stock (in Dollars per share)																$ 1
Shares of common stock												3,726,974		2,600,311	1,123,680
Conversion rate description												(i) up to 12,500 shares of common stock, if the closing sale price of its common stock on Nasdaq on such business day is at least $15.00 per share and (ii) up to 15,000 shares of common stock, if the closing sale price of its common stock on Nasdaq on such business day is at least $25.00 per share		(i) up to 12,500 shares of common stock, if the closing sale price of its common stock on Nasdaq on such business day is at least $15.00 per share and (ii) up to 15,000 shares of common stock, if the closing sale price of its common stock on Nasdaq on such business day is at least $25.00 per share
Purchase exceed amount (in Dollars)												$ 500,000		$ 500,000
Purchase of shares												100,000		100,000
Percentage of outstanding shares												4.99%		4.99%
Common stock vote														one vote
Expiration date				5 years
Weighted-average grant-date fair value of options granted (in Dollars per share)														$ 7.63	$ 12.9
Aggregate intrinsic value of outstanding options (in Dollars)															$ 0
Compensation cost unvested options (in Dollars)														$ 414
Expected term unvested options														11 months 26 days
Compensation cost restricted stock units (in Dollars)														$ 4,773
Expected term restricted stock units														1 year 4 months 24 days
Exercise price (in Dollars per share)				$ 5.6													$ 3.146
Net of issuance costs (in Dollars)												$ 1,804,000		$ 495,000
Issued offering warrants				2,000,000
Common stock par value (in Dollars per share)												$ 0.001		$ 0.001	$ 0.001
Convertible Note Payable [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)	$ 1,940									$ 1.2705
Issued offering warrants										157,094
Conversion shares						395,542				84,729
Warrant [Member]
Stockholders’ Equity [Line Items]
Expiration date	5 years
Weighted-average grant-date fair value of options granted (in Dollars per share)	$ 1.29				$ 27.5
Purchase of warrant shares					9,600
Exercise price (in Dollars per share)	$ 1.94				$ 50												$ 2.8
Expected term	5 years			4 years 10 months 24 days	5 years
Expected volatility	68.89%		100.00%		62.55%
Dividend yield	0.00%				0.00%
Risk-free interest rate	4.41%			3.99%	2.92%
Issued offering warrants	45,000
Common stock exercise price (in Dollars per share)	$ 1.94
Common Stock [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock												1,123,439		232,100
Weighted average price (in Dollars per share)												$ 1.113
Net of issuance costs (in Dollars)												$ 1,000		$ 1,000
Common Stock [Member] | Convertible Note Payable [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)	$ 1.94
Additional Paid-in Capital [Member]
Stockholders’ Equity [Line Items]
Net of issuance costs (in Dollars)												$ 1,803,000		$ 494,000
Additional Paid-in Capital [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Issuance cost (in Dollars)	$ 58				$ 264,000
2022 Plan [Member] | Minimum [Member]
Stockholders’ Equity [Line Items]
Expiration date														2 years
2022 Plan [Member] | Maximum [Member]
Stockholders’ Equity [Line Items]
Expiration date														4 years
2022 Plan [Member]
Stockholders’ Equity [Line Items]
Percentage of outstanding shares								4.00%	4.00%
Shares sold									1,100,000		1,600,000		1,100,000
Issuance of common stock												101,669		37,486
2022 Plan [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares sold								110,000	160,000
Stock options [Member] | 2022 Plan [Member]
Stockholders’ Equity [Line Items]
Expiration date														10 years
Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Weighted-average grant-date fair value of options granted (in Dollars per share)												$ 0.61
Expected term												5 years
Expected volatility												68.24%
Dividend yield												0.00%
Risk-free interest rate												4.30%
Purchase Agreement [Member] | Series A Preferred Stock and Warrants [Member]
Stockholders’ Equity [Line Items]
Issued offering warrants										258,374
Purchase Agreement [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock												89,847
Net of issuance costs (in Dollars)												$ 96
Common stock exercise price (in Dollars per share)										$ 1.2705
Aggregate offering price (in Dollars)										$ 2,605,000
Equity Line of Credit [Member]
Stockholders’ Equity [Line Items]
Shares of common stock												10,000		10,000
Lincoln Park Capital Fund, LLC [Member]
Stockholders’ Equity [Line Items]
Line of credit (in Dollars)		$ 10,000,000										$ 10,000,000		$ 10,000,000
Closing price of common stock (in Dollars per share)												$ 1.5		$ 1.5
Series A Preferred Stock and Warrants [Member] | Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock										172,239
IPO [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock							320,000
Expected volatility														70.00%
Common stock par value (in Dollars per share)							$ 0.001
IPO [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Issuance cost (in Dollars)					$ 0
IPO [Member] | Purchase Agreement [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Issuance cost (in Dollars)												$ 254,000
IPO [Member] | Purchase Agreement [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock par value (in Dollars per share)										$ 0.001